Financial instruments and risk management - Derivative Financial Instruments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Outstanding principal	$ 5,083,000,000
Other Assets
Derivatives, Fair Value [Line Items]
Derivative financial instruments	39,000,000	$ 0
Other Assets | Interest rate cap
Derivatives, Fair Value [Line Items]
Outstanding principal	4,500,000,000
Derivative financial instruments	39,000,000	0
Other Assets | Interest rate hedge agreement in the VIE
Derivatives, Fair Value [Line Items]
Outstanding principal	0
Derivative financial instruments	$ 0	$ 0
LIBOR cap | Other Assets | Interest rate cap
Derivatives, Fair Value [Line Items]
Applicable rate, floating	2.87%
Minimum | Other Assets | Interest rate hedge agreement in the VIE
Derivatives, Fair Value [Line Items]
Applicable rate, fixed	1.77%
Maximum | Other Assets | Interest rate hedge agreement in the VIE
Derivatives, Fair Value [Line Items]
Applicable rate, fixed	2.01%